Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 281,586		₱ 254,798
Total long-term debt, Total	281,586		254,798
Less portion maturing within one year (Note 27)	23,340		11,646
Noncurrent portion of long-term debt (Note 27)	258,246		243,152
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	39,015	$ 675	39,479	$ 712
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	242,571		215,319
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 34,177	591	32,691	590
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.5000% to 3.4500% in 2024 and 2023
Total long-term debt (Notes 27 and 28)	₱ 34,177	591	32,691	590
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 4,838	84	6,788	122
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	SOFR + 1.31161 % to 1.47826% in 2024 and SOFR + 1.31161 % to 1.47826% & US$LIBOR +1.0500% in 2023
Total long-term debt (Notes 27 and 28)	₱ 4,838	$ 84	6,788	$ 122
Term Loans [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 242,571		212,720
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	4.0000% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2024 and 3.9500% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2023
Total long-term debt (Notes 27 and 28)	₱ 242,571		212,720
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.2813% in 2024 and 2023
Total long-term debt (Notes 27 and 28)			₱ 2,599